EQUITY - Additional Information (Details) $ / shares in Units, $ in Millions						12 Months Ended
		Oct. 26, 2017 USD ($) $ / shares shares	Sep. 26, 2017 USD ($) $ / shares shares	Sep. 25, 2017	Jun. 20, 2016 USD ($)	Dec. 31, 2018 USD ($) class $ / shares shares		Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2016 USD ($) shares
Share Capital, Number Of Classes Of Units | class						2
Increase (decrease) in dividends recognised as distributions to owners per share (in dollars per share) | $ / shares						$ 10.77
Issue of equity	[1]							$ 621		$ 384
Decrease through other distributions to owners, equity						$ 2,680	[1]	561	[1]	70
Proceeds from issuing shares						0		621		634
Net loss attributable to limited partnership unitholders	[2]					74		(58)		$ 3
Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Dividends recognised as distributions to owners						$ 32		$ 31
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares						$ 0.25
Number of shares issued (in shares) | shares						63,095,497		63,095,497		56,150,497.00
Weighted average number of ordinary shares outstanding (in shares) | shares						63,000,000		58,000,000
Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares						4		4		4
Decrease through other distributions to owners, equity										$ 18
Stock issued (in shares) | shares			13,340,000
Shares issued (in dollars per share) | $ / shares			$ 30
Proceeds from issuing shares			$ 400
Share issue related cost			$ 8
Proportion of ownership interest in subsidiary		68.00%	69.00%	75.00%	79.00%	68.00%
Weighted average number of ordinary shares outstanding (in shares) | shares						4		4
Limited Partners
Number of shares issued (in shares) | shares						66,185,798		66,185,798		51,845,298
Issue of equity	[1]							$ 421		$ 192
Decrease through other distributions to owners, equity						$ 16	[1]	$ 15	[1]	$ 6
Weighted average number of ordinary shares outstanding (in shares) | shares						66,000,000		55,500,000
Special Limited Partners
Number of shares issued (in shares) | shares						4		4
Weighted average number of ordinary shares outstanding (in shares) | shares						4		4
Associates | Holding LP
Share Capital, Number Of Classes Of Units | class						3
Number of shares issued (in shares) | shares						63,000,000
Issue of equity			$ 200
Stock issued (in shares) | shares			6,945,000
Preferred shareholder's capital | Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares						200,002		200,002
Issued on spin-off | Brookfield Asset Management Inc.
Issue of equity					$ 250
Issued on spin-off | Special Limited Partners
Number of shares issued (in shares) | shares								4		4
Issued on spin-off | Preferred shareholder's capital | Brookfield Asset Management Inc.
Number of shares issued (in shares) | shares								200,002		200,002
Issue of equity					$ 15
Over-Allotment Option
Stock issued (in shares) | shares		1,000,500
Shares issued (in dollars per share) | $ / shares		$ 30
Proceeds from issuing shares		$ 30
Share issue related cost		$ 1
Interest of others in operating subsidiaries
Dividends recognised as distributions to owners	[1]					$ 2,370
Decrease through other distributions to owners, equity								$ 388	[1]	$ 40
Entities with joint control or significant influence over entity
Incentive distribution rights based on percent increase in unit price						20.00%
Dividends recognised as distributions to owners						$ 278		$ 142
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares						$ 41.96		$ 31.19
Volume weighted average share price threshold (in dollars per share) | $ / shares						$ 41.96

[1]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on the unit issuance.
[2]	For the periods subsequent to June 20, 2016.